Common Stock and Stock Plans, Summary of Performance Awards (Details) (Performance Shares Member, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Performance Shares Member
Summary of Performance Awards [Abstract]
Nonvested, shares, beginning of period	10,294,881
Nonvested, fair value, beginning of period	$ 30.35
Granted, shares	4,614,295
Granted, weighted-average grant-date fair value	$ 33.56	$ 31.44	$ 31.26
Vested, shares	(4,070,028)
Vested, weighted-average grant-date fair value	$ 27.67
Nonvested, shares, end of period	10,839,148	10,294,881
Nonvested, fair value, end of period	$ 32.72	$ 30.35